LONG-TERM DEBT (Narrative) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Debt instruments held [abstract]
Payments to acquire land, building and chattels	$ 351,000
Mortgage payable	$ 1,949,000	$ 0